GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended					6 Months Ended		12 Months Ended
	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Oct. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Other Income and Expenses [Abstract]
Gain (Loss) On Disposition of Assets and Termination of Charters	$ (1,100)	$ (1,700)	$ 700	$ (26)		$ 779	$ 14	$ (167)
Term of lease or charter					15 years	5 years
Notes Compensation Received on Termination of Charters, Face Value			6,000
Compensation Received on Termination of Charters, Notes Receivable			$ 2,800